Ordinary shares, preference shares and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Total AT1 equity instruments	£ 9,693	[1]		£ 8,621
Notional contract amount	47,412,915			42,625,605
Barclays Bank PLC
Total AT1 equity instruments	14,400	[2]		13,328
AT1 equity instruments | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	9,693			8,621
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,000			1,000
Interest rate	7.875%		7.875%
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,136			1,136
Interest rate	7.875%		7.875%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 500			500
Interest rate	7.25%		7.25%
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,925			1,925
Interest rate	7.75%		7.75%
Notional contract amount | $			$ 2,500
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 623			623
Interest rate	5.875%		5.875%
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,509			1,509
Interest rate	8.00%		8.00%
Notional contract amount | $			$ 2,000
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 299			299
Interest rate	7.125%		7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 495			495
Interest rate	6.375%		6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,134			1,134
Interest rate	6.125%		6.125%
Notional contract amount | $			$ 1,500
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,072			£ 0
Interest rate	4.375%		4.375%
Notional contract amount | $			$ 1,500

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.